Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		8 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Unrecognized tax benefits	$ 0		$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0		8,614,000
Payment to acquire computer equipment	1,642
Depreciation	5		$ 664		$ 1,423
Cash Equivalents, at Carrying Value	$ 0		$ 0		$ 101,000,000.0
Estimated useful lives	3 years		3 years
Common Stock [Member]
Cash tender offer minimum percentage					50.00%
Computer Equipment [Member]
Estimated useful lives					3 years
GOOD WORKS ACQUISITION CORP. [Member]
Reclassed stockholders equity to temporary equity				$ 3,000,000
Federal depository insurance coverage		$ 250,000		$ 250,000		$ 250,000
Private warrants issued (in Shares)				114,000
Common stock subject to possible redemption (in Shares)		17,000,000		17,000,000		17,000,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		7,614,000		7,614,000